RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 002 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Receivable from Participants
Per the financial statements	$ 51,108	$ 48,925
Deemed distributions of participant loans	(595)	(556)
Per the Form 5500	50,513	48,369
Benefit Claims Payable
Amounts allocated to withdrawing participants	(1,108)	(1,362)
Per the Form 5500	(1,108)	(1,362)
Net Assets Available for Benefits
Per the financial statements	3,922,754	3,387,870	$ 3,095,232
Deemed distributions of participant loans	(595)	(556)
Amounts allocated to withdrawing participants	(1,108)	(1,362)
Per the Form 5500	3,921,051	3,385,952
Investment Income
Investment income per the financial statements	663,001	427,398
Interest income on notes receivable from participants per the financial statements	3,918	3,362
Investment income per the Form 5500	666,919	430,760
Benefit Payments
Benefit payments per the financial statements	336,999	337,091
End of year	1,108	1,362
Beginning of year	(1,362)	(1,093)
Terminated deemed distributions of participant loans	(20)	(92)
Benefit payments per the Form 5500	336,725	337,268
Deemed Distributions
Deemed distributions of participant loans	59	7
Deemed distributions of participant loans per the Form 5500	$ 59	$ 7